Premises and Equipment - Premises and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 7,061	$ 6,851
Less accumulated depreciation and amortization	(4,629)	(4,408)
Total Premises and Equipment	2,432	2,443
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	520	516
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	3,425	3,383
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	2,951	2,798
Capitalized Building and Equipment Leases [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	130	125
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 35	$ 29